Taxes - Summary of Realization and Present Value of Tax Credits and From Provision for Deferred Income Tax and Social Contribution (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 51,569
Temporary differences, percentage	100.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 3,751
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	100.00%
Deferred tax assets	R$ 55,320	R$ 61,623	R$ 45,734
Deferred tax assets, percentage	100.00%
Deferred tax liabilities	R$ (4,769)
Deferred tax liabilities, percentage	100.00%
Net deferred taxes	R$ 50,551
Net deferred taxes,percentage	100.00%
Present value of temporary differences	R$ 45,790
Present value of tax loss /social contribution loss carryforwards	3,205
Present value of deferred tax assets	48,995
Present value of deferred tax liabilities	(3,564)
Present value of net deferred taxes	45,431
Up to one year [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 14,278
Temporary differences, percentage	27.70%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 637
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	17.00%
Deferred tax assets	R$ 14,915
Deferred tax assets, percentage	27.00%
Deferred tax liabilities	R$ (151)
Deferred tax liabilities, percentage	3.20%
Net deferred taxes	R$ 14,764
Net deferred taxes,percentage	29.20%
Later than one year and not later than two years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 15,661
Temporary differences, percentage	30.40%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 697
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	18.60%
Deferred tax assets	R$ 16,358
Deferred tax assets, percentage	29.60%
Deferred tax liabilities	R$ (330)
Deferred tax liabilities, percentage	6.90%
Net deferred taxes	R$ 16,028
Net deferred taxes,percentage	31.70%
Later than one year and not later than three years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 9,883
Temporary differences, percentage	19.20%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 581
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	15.50%
Deferred tax assets	R$ 10,464
Deferred tax assets, percentage	18.90%
Deferred tax liabilities	R$ (64)
Deferred tax liabilities, percentage	1.30%
Net deferred taxes	R$ 10,400
Net deferred taxes,percentage	20.60%
Later than three years and not later than four years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 2,094
Temporary differences, percentage	4.10%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 306
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	8.20%
Deferred tax assets	R$ 2,400
Deferred tax assets, percentage	4.30%
Deferred tax liabilities	R$ (49)
Deferred tax liabilities, percentage	1.00%
Net deferred taxes	R$ 2,351
Net deferred taxes,percentage	4.70%
Later than four years and not later than five years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 2,002
Temporary differences, percentage	3.90%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 312
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	8.30%
Deferred tax assets	R$ 2,314
Deferred tax assets, percentage	4.20%
Deferred tax liabilities	R$ (95)
Deferred tax liabilities, percentage	2.00%
Net deferred taxes	R$ 2,219
Net deferred taxes,percentage	4.40%
Over 5 years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 7,651
Temporary differences, percentage	14.70%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 1,218
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	32.40%
Deferred tax assets	R$ 8,869
Deferred tax assets, percentage	16.00%
Deferred tax liabilities	R$ (4,080)
Deferred tax liabilities, percentage	85.60%
Net deferred taxes	R$ 4,789
Net deferred taxes,percentage	9.40%